CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Class C Ordinary Shares shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares shares	Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Accumulated Other Comprehensive income/(loss) CNY (¥)	Accumulated Other Comprehensive income/(loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Sunlands Technology Group Shareholders' Deficit CNY (¥)	Total Sunlands Technology Group Shareholders' Deficit USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balances at Dec. 31, 2019	¥ (738,363)					¥ 1		¥ 1	¥ 2,363,999			¥ 142,435		¥ (3,244,587)		¥ (738,151)		¥ (212)
Balances (in shares) at Dec. 31, 2019 | shares						1,728,006	826,389	4,258,686			96,977
Net loss for the year	(430,988)													(430,542)		(430,542)		(446)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares			148,438		148,438	148,438		(148,438)
Share repurchase	(26,579)								(26,579)							(26,579)
Share repurchase, shares | shares			(163,884)			(163,884)					163,884
Share-based compensation	29,748								29,748							29,748
Share-based compensation, shares | shares						80,000					(80,000)
Foreign currency translation adjustments	(45,945)											(45,945)				(45,945)
Balances at Dec. 31, 2020	(1,212,127)					¥ 1		¥ 1	2,367,168			96,490		(3,675,129)		(1,211,469)		(658)
Balances (in shares) at Dec. 31, 2020 | shares						1,792,560	826,389	4,110,248			180,861
Net loss for the year	212,366													219,056		219,056		(6,690)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares			107,318		107,318	107,318		(107,318)
Share repurchase	(3,623)								(3,623)							(3,623)
Share repurchase, shares | shares			(60,325)			(60,325)					60,325
Share-based compensation	768								768							768
Foreign currency translation adjustments	(13,958)											(13,958)				(13,958)
Disposal of a subsidiary	2,422																	2,422
Balances at Dec. 31, 2021	(1,014,152)					¥ 1		¥ 1	2,364,313			82,532		(3,456,073)		(1,009,226)		(4,926)
Balances (in shares) at Dec. 31, 2021 | shares			1,839,553	826,389	4,002,930	1,839,553	826,389	4,002,930			241,186
Net loss for the year	643,009	$ 93,230												643,959		643,959		(950)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares			521,577		521,577	521,577		(521,577)
Share repurchase	(7,985)								(7,985)		¥ 117,432					(7,985)
Share repurchase, shares | shares			(117,432)			(117,432)
Share-based compensation	7,181								7,181							7,181
Exercise of share option	10,047								10,047							10,047
Exercise of stock options, shares | shares						375,000
Dividend declared	(63,816)								(63,816)							(63,816)
Foreign currency translation adjustments	45,353	6,576										45,353				45,353
Disposal of a subsidiary	512																	512
Balances at Dec. 31, 2022	¥ (379,851)	$ (55,074)				¥ 1		¥ 1	¥ 2,309,740	$ 334,881		¥ 127,885	$ 18,541	¥ (2,812,114)	$ (407,718)	¥ (374,487)	$ (54,296)	¥ (5,364)	$ (778)
Balances (in shares) at Dec. 31, 2022 | shares			2,618,698	826,389	3,481,353	2,618,698	826,389	3,481,353			358,618